Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Provision for vacation pay	$ 39,185	$ 38,757
Contingent purchase obligation	30,798	80,618
Provision for losses on long-term contracts	28,347	10,436
Accrued expenses on evacuation	6,858	33,186
Derivative Liability, Noncurrent	24,545	0
Other	25,877	18,744
Other long-term liabilities	$ 155,610	$ 181,741